share-based compensation - TELUS International (Cda) Inc. share options awards (Details)	12 Months Ended
	Dec. 31, 2025 Options EquityInstruments $ / shares	Dec. 31, 2025 Options EquityInstruments $ / shares $ / shares	Dec. 31, 2024 EquityInstruments Options $ / shares	Dec. 31, 2024 EquityInstruments Options $ / shares $ / shares	Dec. 31, 2025 Options EquityInstruments $ / shares	Dec. 31, 2024 Options EquityInstruments $ / shares
Telus International (Cda) Inc. share options awards, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	5,352,728	5,352,728	2,536,783	2,536,783
Weighted average share price of options outstanding, beginning of period	$ 6.53		$ 10.39
Granted (in shares) | Options			2,909,788	2,909,788
Granted (in dollars per share			$ 3.69
Number of share options forfeited | Options	(400,676)	(400,676)	(93,843)	(93,843)
Exchange of restricted share units due to privatization | Options	(4,952,052)	(4,952,052)
Weighted average share price of options forfeited	$ 12.69		$ 22.73
Exchange of restricted share units due to privatization	$ 6.03
Number of share options outstanding, end of period | Options	0	0	5,352,728	5,352,728
Weighted average share price of options outstanding, end of period			$ 6.53
Number of options exercisable | Options			2,363,846	2,363,846		2,363,846
Weighted average share option price, exercisable			$ 9.32	$ 9.32
TELUS Corporation share options awards
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,519,501	1,519,501	1,778,901	1,778,901
Weighted average share price of options outstanding, beginning of period		$ 22.45		$ 22.35
Number of share options exercised | EquityInstruments	45,747	45,747	101,700	101,700
Number of share options forfeited | EquityInstruments	(83,600)	(83,600)	(157,700)	(157,700)
Exchange of restricted share units due to privatization | EquityInstruments	697,454	697,454
Weighted average share price of options exercised		$ 21.2		$ 21.29
Weighted average share price of options forfeited		22.69		$ 22.08
Exchange of restricted share units due to privatization		$ 20.57
Number of share options outstanding, end of period | EquityInstruments	2,087,608	2,087,608	1,519,501	1,519,501
Weighted average share price of options outstanding, end of period		$ 22.48		$ 22.45
Number of options exercisable | EquityInstruments	1,390,154	1,390,154	1,519,501	1,519,501	1,390,154	1,519,501
Weighted average share option price, exercisable					$ 22.48	$ 22.45
Minimum | TELUS International (Cda) Inc. share options awards
share-based compensation
Variable payout (as a percent)	0.00%	0.00%			0.00%
Maximum | TELUS International (Cda) Inc. share options awards
share-based compensation
Exercise period	10 years	10 years
Variable payout (as a percent)	100.00%	100.00%			100.00%